REGULATORY MATTERS - Reconciliation of total consolidated equity to capital amounts (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total consolidated equity	$ 51,744	$ 51,451	$ 50,081
Adjustments:
Tier 1 and Common Equity Tier 1 Capital	41,201	40,093
Allowance for loan losses and off-balance sheet reserves	2,175	2,380
Total Risk-Based capital	43,398	42,494
PSB Holdings, Inc
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total consolidated equity	51,744	51,451
Adjustments:
Equity capital of PSB Holdings, Inc.	(3,672)	(4,052)
Intangible assets	(5,390)	(5,791)
Disallowed servicing assets		(9)
Disallowed deferred tax assets	(1,675)	(1,731)
Unrealized losses on available-for-sale securities	194	225
Tier 1 and Common Equity Tier 1 Capital	41,201	40,093
Allowance for loan losses and off-balance sheet reserves	2,197	2,401
Total Risk-Based capital	$ 43,398	$ 42,494